RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of related parties and related parties transactions
Related parties of the Company are comprised of the following:

Owners, each with significant influence over Amer Sports, Inc.:
ANTA Sports Products Limited
FountainVest Partners
Anamered Investments Inc.
The Board of Directors of Amer Sports, Inc. (1)
The Executive Committee and the Executive Board of Amer Sports, Inc. (1)
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(1)Includes entities controlled or jointly controlled by members.
The Company's transactions with ANTA Sports were as follows:

	For the year ended December 31,
In millions	2024	2023	2022
Purchases of goods and services from ANTA Sports and subsidiaries	$31.4	$26.7	$8.6
Sales to ANTA Sports and subsidiaries	30.8	1.1	1.9
The Company was granted the following long-term loans from the former parent company, Amer Sports Holding (Cayman) Limited:

In millions	December 31, 2024	December 31, 2023
Non-current loans from the former parent company:
Investment Loan	$—	$2,641.0
Facility A Loan	—	1,436.5
Total	$—	$4,077.5
At the Group level, the loan was netted by upfront fees related to the aforementioned loan.

	For the year ended December 31,
In millions	2024	2023	2022
Interest expenses to the former parent company:
Investment Loan	$19.1	$205.0	$124.7
Facility A Loan	2.5	21.4	13.8
Total	$21.6	$226.4	$138.5
The following balances are outstanding at the end of the respective fiscal years in relation to transactions with related parties (except for the non-current loans from the former parent company, disclosed above):

In millions	December 31, 2024	December 31, 2023
ANTA Sports and subsidiaries
Current payables	$11.3	$6.3
Current receivables	10.4	—
Amer Sports Holding (Cayman) Limited
Accounts receivable, net	—	18.0
Other receivables	—	13.3
Key management personnel
Provisions short and long-term incentive	7.9	17.9
Other short-term benefit liabilities	0.8	0.6
Amer Sports Management Company (Cayman) Limited
Borrowings	—	11.9
Interest expenses	—	0.8
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Right-of-use asset / Lease liability	0.8	0.9

Schedule of compensation to key management recognized
Compensation to key management personnel recognized in the consolidated statement of income and loss and other comprehensive income and loss was as follows:

	For the year ended December 31,
In millions	2024	2023	2022
Salaries and other short-term employee benefits	$21.8	$12.7	$11.0
Post-employment benefits	1.5	0.5	0.2
Termination benefits	0.7	0.9	—
Share-based payments (1)	15.2	19.5	—
Other long-term benefits	—	0.3	0.8
Total	$39.2	$33.9	$12.0
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(1)Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end.